Schedule II - Valuation And Qualifying Accounts (Schedule Of Valuation Allowance) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, beginning balance		¥ 46,893	¥ 44,961	¥ 48,356
Additions charged to costs and expenses		28,504	37,197	24,701
Deductions	[1]	(32,167)	(35,265)	(28,096)
Valuation allowances, ending balance		43,230	46,893	44,961
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, beginning balance		259,921	253,693	242,158
Additions charged to costs and expenses		26,839	20,473	19,287
Additions Charged to other Accounts	[2]	17,449	24,793	12,920
Deductions	[3]	(38,259)	(39,038)	(20,672)
Valuation allowances, ending balance		¥ 265,950	¥ 259,921	¥ 253,693

[1]	Primarily amounts written off.
[2]	Charged to other Accounts of Additions in the table above mainly consist of foreign currency translation adjustments.
[3]	Deductions in the table above mainly consist of changes in estimates of the realizability of deferred tax assets. The amounts of change in estimates of the realizability of deferred tax assets for the years ended March 31, 2013, 2014 and 2015 are presented in note 12. In addition, the deduction in the table above for the year ended March 31, 2015 includes the impact of a ¥15,838 million decrease as a result of a change in the statutory tax rate applied to the calculation of the amount of deferred tax assets and liabilities.